Cover	9 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	Awaysis Capital, Inc.
Entity Central Index Key	0001021917
Entity Tax Identification Number	27-0514566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Lakeside Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	855
Local Phone Number	795-3311
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3400 Lakeside Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	516
Local Phone Number	663-6600
Contact Personnel Name	Andrew Trumbach